CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jul. 31, 2020	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 31, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Representative Shares	$ 144	24,856		25,000
Issuance of Representative Shares (in shares)	1,437,500
Net loss			(1,686)	(1,686)
Balance at the end at Dec. 31, 2020	$ 144	24,856	(1,686)	23,314
Balance at the end (in shares) at Dec. 31, 2020	1,437,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses	$ 575	52,367,832		$ 52,368,407
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	5,750,000			5,750,000
Sale of 200000 Private Placement Units	$ 20	1,999,980		$ 2,000,000
Sale of 200,000 Private Placement Units (in shares)	200,000			200,000
Issuance of Representative Shares	$ 17	1,699,983		$ 1,700,000
Issuance of Representative Shares (in shares)	170,000
Common stock subject to possible redemption	$ (510)	(50,943,574)		(50,944,084)
Common stock subject to possible redemption (in shares)	(5,094,072)
Net loss			(147,635)	(147,635)
Balance at the end at Mar. 31, 2021	$ 246	$ 5,149,077	$ (149,321)	$ 5,000,002
Balance at the end (in shares) at Mar. 31, 2021	2,463,428